Cover	Jul. 10, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	333-230479
Entity Registrant Name	ALEEANPEACE GROUP HOLDINGS LIMITED.
Entity Central Index Key	0001763660
Entity Tax Identification Number	61-1882326
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 310
Entity Address, Address Line Two	3/F
Entity Address, Address Line Three	New East Ocean Centre
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2151 2618
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APGH
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	SEATech Ventures Corp
Entity Address, Address Line One	11-05 & 11-06, Tower A
Entity Address, Address Line Two	Avenue 3 Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi, Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	+603
Local Phone Number	8408 1788